Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Net Excluding Goodwill [Table Text Block]

The changes in the carrying amount of intangible assets for the period ended June 30, 2013 is as follows:

June 30,
2013
RMB’000
Balance as of January 1, 2013	128,810
Amortization of intangible assets	(12,648)
Balance as of June 30, 2013	116,162
Balance as of June 30, 2013 (in USD)	18,927